FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 333-141582

GABELLI 787 FUND, INC. (the “Corporation”)

Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”)

Supplement dated June 23, 2015, to the Fund’s Statement of Additional Information

(“SAI”) dated February 27, 2015

Effective immediately, the “Class A Shareholders” section on page 58 is deleted in its entirety.

Please retain this Supplement with your SAI for reference.